UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan Kreider
President and Chief Executive Officer
Empower Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2022

Item 1. REPORTS TO STOCKHOLDERS
EMPOWER FUNDS, INC.
Empower International Index Fund (Formerly Great-West International Index Fund)
(Institutional Class and Investor Class)
Annual Report
December 31, 2022
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
The Fund’s sub-adviser is Irish Life Investment Managers Limited (“ILIM”)
Fund Performance
For the twelve-month period ended December 31, 2022, the Fund (Investor Class shares) returned -14.74%, relative to an -14.45% return for the MSCI EAFE Index, the Fund’s benchmark index.
ILIM Commentary
Global equities fell in 2022 as inflation proved to be higher and more persistent than expected, rising to the highest levels in over 40 years. This resulted in a major policy shift among global central banks with the most aggressive tightening of monetary policy in several decades through a combination of rising interest rates and balance sheet reduction. The outbreak of the greatest military conflict in Europe, since World War 2, exacerbated inflation pressures and was a drag on growth, particularly in Europe. The persistence by China with a ‘zero tolerance’ Covid policy led to rolling lockdowns, dented growth and further disrupted supply chains and added to inflation pressures. Higher bond yields, following the aggressive tightening of monetary policy, also undermined the relative attractiveness of equities. Global equities entered a bear market, down more than 27% at their lows in U.S. dollar terms although recovered before year-end as inflation showed signs of peaking and central banks guided to a slower pace of interest rate increases and an ultimate pause in early 2023. A weaker U.S. dollar into year-end also boosted returns from international equities in dollar terms.
Pacific Basin (ex-Japan) stocks fell -5.9% in 2022. The region outperformed, with the Australian market performing relatively well on the back of rising commodity prices in an environment of supply constraints. Despite ongoing lockdowns in China due to its persistence with a ‘zero tolerance’ Covid policy acting as an overhang on the region through much of the year, markets such as Hong Kong rallied into year-end as China announced plans to lift all restrictions and fully reopen the economy in early 2023.
European (ex-U.K.) markets fell -17.3% in 2022. Europe is the most sensitive to the fallout from the Russia/Ukraine crisis given its closer proximity, greater trade links and significant dependence on Russian gas imports. The surge in European gas prices which at their peak rose over five times from 2021 year-end levels were a significant drag on activity levels. This was partly offset by significant fiscal supports to both businesses and individuals to combat the squeeze from higher energy costs. Combined with a boost from the full reopening of economies in 2022, European growth exceeded expectations immediately after the invasion of Ukraine. Growth, however, succumbed to the various pressures which were building during the year with the European economy estimated to have contracted in the fourth quarter. Despite the slower growth backdrop, the European Central Bank tightened monetary policy more aggressively than expected as Eurozone inflation surged to an all-time high of 10.6% year-over-year. Interest rates were raised for the first time in eleven years by a total of 250 basis points (“bps”) during the year. The uncertainty and drags from the Russia/Ukraine crisis, the slower growth backdrop and tighter monetary policy environment all contributed to the fall in European equities.
Japanese stocks fell -16.3% in 2022. The Japanese economy continued to struggle as pandemic related restrictions remained in place longer than elsewhere due to several Covid waves during the year which partly contributed to a contraction in gross domestic product in both the first and third quarters. The economy was also negatively impacted by the slower growth backdrop in China as it continued with its ‘zero tolerance’ Covid policy through most of the year. This negatively impacted the trade sector which performed poorly during the year. Inflation has been lower than elsewhere but did rise to 3.8% year-over-year, above the Bank of Japan’s target of 2%. Following this rise in inflation, the Bank of Japan finally began to tighten monetary policy at year-end by widening the target range for the 10-year bond yield to +/-50bps around the central target of 0.0%. This unexpected tightening of policy negatively impacted equities in December.
U.K. equities fell -4.8% in 2022. U.K. equities were impacted by a slowing growth backdrop as the Bank of England continued to raise interest rates in the face of rising inflation and higher wages due to a tight labor market. The U.K. economy is believed to have possibly experienced a technical recession in the second half of the year with modest negative growth in the last two quarters of the year. U.K. equities were also impacted by political upheaval which saw three prime ministers over a two-month period and an ill-conceived large, unfunded fiscal stimulus package which contributed to short term turmoil in U.K. asset markets. Equities began to recover when a more fiscally responsible administration was appointed which reversed most of the earlier fiscal measures. While falling for the year in U.S. dollar terms, U.K. equities significantly outperformed global markets due to a favorable sector mix. U.K. equities have a relatively large weight in the energy and materials sectors which outperformed in the higher oil and commodity price backdrop. It also has a relatively high weight in the defensive consumer staples sector which performed relatively well in a weaker equity backdrop. It also has a high weight in financial stocks which did relatively well as margins benefited from the higher yield environment. Given the high share of U.K. earnings which are generated overseas, U.K. stocks also benefited from the weakness in sterling during the year.
The views and opinions in this report were current as of December 31, 2022 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Note: Performance for the Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2022 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	-14.41%	1.57%	2.82%
Investor Class	-14.74%	1.18%	4.11%
(a) Institutional Class inception date was May 1, 2015.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Sector as of December 31, 2022 (unaudited)
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	25.20%
Financial	20.23
Industrial	12.55
Consumer, Cyclical	12.39
Basic Materials	6.67
Technology	5.40
Energy	4.97
Communications	4.74
Utilities	3.19
Government Money Market Mutual Funds	0.37
Diversified	0.08
Short Term Investments	4.21
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/22)	(12/31/22)	(07/01/22 – 12/31/22)
Institutional Class
Actual	$1,000.00	$1,058.91	$1.45
Hypothetical (5% return before expenses)	$1,000.00	$1,023.79	$1.43
Investor Class
Actual	$1,000.00	$1,056.67	$3.37
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$3.31
* Expenses are equal to the Fund's annualized expense ratio of 0.28% for the Institutional Class shares and 0.65% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
COMMON STOCK
Basic Materials — 6.85%
52,876	Air Liquide SA	$ 7,504,951
18,270	Akzo Nobel NV	1,225,959
128,400	Anglo American PLC	5,027,378
41,169	Antofagasta PLC	768,282
53,074	ArcelorMittal SA	1,400,201
6,174	Arkema SA	555,318
122,500	Asahi Kasei Corp	872,026
92,807	BASF SE	4,569,673
511,876	BHP Group Ltd	15,856,379
44,679	BlueScope Steel Ltd	509,218
27,273	Boliden AB	1,024,434
15,252	Brenntag SE	972,691
10,308	Chr Hansen Holding A/S	741,483
23,257	Clariant AG	369,355
18,745	Covestro AG(a)	730,229
13,727	Croda International PLC	1,092,050
726	EMS-Chemie Holding AG	491,721
20,277	Evonik Industries AG	386,759
173,073	Fortescue Metals Group Ltd	2,419,072
944	Givaudan SA	2,891,384
987,183	Glencore PLC	6,582,016
9,885	Holmen AB Class B(b)	392,879
75,702	ICL Group Ltd	546,982
70,197	IGO Ltd	642,118
50,400	JFE Holdings Inc	584,816
18,969	Johnson Matthey PLC	484,569
17,609	Koninklijke DSM NV	2,162,282
17,805	Mineral Resources Ltd	933,989
122,400	Mitsubishi Chemical Group Corp	633,667
19,700	Mitsui Chemicals Inc	442,478
48,109	Mondi PLC	813,282
90,734	Newcrest Mining Ltd	1,272,303
79,400	Nippon Paint Holdings Co Ltd	623,615
18,600	Nippon Sanso Holdings Corp	269,429
80,374	Nippon Steel Corp	1,394,581
13,000	Nissan Chemical Corp	566,894
13,900	Nitto Denko Corp	800,566
130,901	Norsk Hydro ASA	978,140
114,532	Northern Star Resources Ltd	857,081
20,133	Novozymes A/S Class B	1,021,422
10,581	OCI NV(c)	378,296
91,100	Oji Holdings Corp	367,952
262,945	Pilbara Minerals Ltd(b)	665,843
37,912	Rio Tinto Ltd	2,992,231
113,622	Rio Tinto PLC	7,995,836
37,900	Shin-Etsu Chemical Co Ltd	4,628,053
24,983	Smurfit Kappa Group PLC	925,875
7,438	Solvay SA	752,024
471,515	South32 Ltd	1,292,721
53,691	Stora Enso OYJ Class R	757,014
154,200	Sumitomo Chemical Co Ltd	552,903
24,200	Sumitomo Metal Mining Co Ltd	850,360
58,807	Svenska Cellulosa AB SCA Class B	744,771
13,250	Symrise AG	1,439,012
Shares		Fair Value
Basic Materials — (continued)
137,900	Toray Industries Inc	$ 766,913
27,500	Tosoh Corp	327,020
20,336	Umicore SA	747,951
53,041	UPM-Kymmene OYJ	1,984,861
13,042	voestalpine AG	345,470
15,999	Yara International ASA	702,628
		100,629,406
Communications — 4.88%
32,409	Adevinta ASA(b)	214,603
100,850	Auto Trader Group PLC(a)	627,788
220,834	Bezeq The Israeli Telecommunication Corp Ltd	378,843
95,071	Bollore SE(b)	531,293
702,575	BT Group PLC	948,251
43,200	CyberAgent Inc	384,600
17,945	Delivery Hero SE(a)(b)	861,173
20,800	Dentsu Group Inc(c)	652,510
327,505	Deutsche Telekom AG	6,516,208
13,793	Elisa OYJ	731,098
138,863	Grab Holdings Ltd Class A(b)	447,139
23,000	Hakuhodo DY Holdings Inc	230,829
2,100	Hikari Tsushin Inc	295,584
388,900	HKT Trust & HKT Ltd	476,062
151,305	Informa PLC	1,128,341
19,441	Just Eat Takeaway.com NV(a)(b)(c)	413,791
12,600	Kakaku.com Inc	202,175
162,900	KDDI Corp	4,940,251
322,257	Koninklijke KPN NV	997,464
44,600	M3 Inc(b)	1,211,484
25,900	MonotaRO Co Ltd	364,824
6,340	Nice Ltd(b)	1,219,677
120,000	Nippon Telegraph & Telephone Corp	3,422,221
542,253	Nokia OYJ	2,519,136
201,118	Orange SA	1,995,510
69,206	Pearson PLC	781,299
83,813	Prosus NV	5,786,717
23,179	Publicis Groupe SA	1,480,723
90,200	Rakuten Group Inc(b)(c)	406,538
8,225	Scout24 SE(a)	413,993
37,100	Sea Ltd ADR(b)	1,930,313
34,846	SEEK Ltd	495,397
827,500	Singapore Telecommunications Ltd	1,586,560
287,500	SoftBank Corp	3,252,681
121,900	SoftBank Group Corp	5,155,512
178,181	Spark New Zealand Ltd	610,052
2,634	Swisscom AG	1,442,935
60,697	Tele2 AB Class B	495,157
925,736	Telecom Italia SpA(b)(c)	214,541
301,149	Telefonaktiebolaget LM Ericsson Class B	1,764,556
105,749	Telefonica Deutschland Holding AG	259,720
525,201	Telefonica SA	1,901,264

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
Communications — (continued)
66,673	Telenor ASA	$ 622,924
274,943	Telia Co AB	702,554
402,804	Telstra Group Ltd(b)	1,089,362
12,800	Trend Micro Inc(b)(c)	598,622
9,339	United Internet AG	188,317
69,593	Vivendi SE	664,816
2,650,509	Vodafone Group PLC	2,683,911
6,122	Wix.com Ltd(b)	470,353
26,807	Wolters Kluwer NV	2,804,949
109,178	WPP PLC	1,078,420
266,900	Z Holdings Corp	666,587
13,800	ZOZO Inc	340,801
		71,600,429
Consumer, Cyclical — 12.40%
17,468	Accor SA(b)	435,783
17,283	adidas AG	2,342,295
15,300	Aisin Corp	405,679
17,100	ANA Holdings Inc(b)(c)	362,143
59,850	Aristocrat Leisure Ltd	1,233,259
20,200	Bandai Namco Holdings Inc	1,266,124
103,374	Barratt Developments PLC	493,623
33,833	Bayerische Motoren Werke AG	2,995,396
11,413	Berkeley Group Holdings PLC	520,314
57,300	Bridgestone Corp(c)	2,028,826
33,472	Bunzl PLC	1,113,221
39,403	Burberry Group PLC	957,505
52,747	Cie Financiere Richemont SA	6,839,174
68,875	Cie Generale des Etablissements Michelin SCA	1,918,665
46,400	City Developments Ltd	285,236
178,444	Compass Group PLC	4,119,580
10,728	Continental AG	639,543
45,274	Daimler Truck Holding AG(b)	1,391,796
59,800	Daiwa House Industry Co Ltd	1,377,568
43,100	Denso Corp	2,113,616
60,193	Deutsche Lufthansa AG(b)	496,173
2,545	D'ieteren Group	488,417
23,900	Electrolux AB Class B(c)	322,911
58,604	Entain PLC	932,924
18,592	Evolution AB(a)	1,810,943
5,800	Fast Retailing Co Ltd	3,529,495
12,853	Ferrari NV	2,756,170
16,696	Flutter Entertainment PLC(b)	2,287,868
220,000	Galaxy Entertainment Group Ltd(c)	1,446,424
650,566	Genting Singapore Ltd	464,282
72,459	H & M Hennes & Mauritz AB Class B(c)	780,849
3,200	Hermes International	4,953,110
164,700	Honda Motor Co Ltd	3,756,643
11,400	Hoshizaki Corp	400,847
16,156	Iida Group Holdings Co Ltd	245,297
5,581	IMCD NV(c)	798,312
Shares		Fair Value
Consumer, Cyclical — (continued)
111,349	Industria de Diseno Textil SA(c)	$ 2,957,535
18,984	InterContinental Hotels Group PLC	1,089,055
56,500	Isuzu Motors Ltd	654,998
120,100	ITOCHU Corp	3,767,868
15,700	Japan Airlines Co Ltd(b)	319,773
11,100	Jardine Cycle & Carriage Ltd	237,004
269,704	JD Sports Fashion PLC	409,689
7,565	Kering SA	3,850,026
210,891	Kingfisher PLC	598,938
22,700	Koito Manufacturing Co Ltd	338,415
10,754	La Francaise des Jeux SAEM(a)	432,724
218,944	Lottery Corp Ltd(b)	667,361
27,969	LVMH Moet Hennessy Louis Vuitton SE	20,352,778
157,500	Marubeni Corp	1,804,312
58,500	Mazda Motor Corp	438,519
8,700	McDonald's Holdings Co Japan Ltd(c)	330,656
81,076	Mercedes-Benz Group AG	5,301,942
127,700	Mitsubishi Corp	4,145,754
144,000	Mitsui & Co Ltd	4,194,105
20,420	Moncler SpA	1,085,051
13,243	Next PLC	927,632
24,800	NGK Insulators Ltd	314,404
111,600	Nintendo Co Ltd	4,692,398
228,200	Nissan Motor Co Ltd	714,135
8,000	Nitori Holdings Co Ltd	1,045,300
8,800	Open House Group Co Ltd	320,407
20,000	Oriental Land Co Ltd	2,910,483
36,400	Pan Pacific International Holdings Corp	676,098
221,800	Panasonic Holdings Corp	1,856,249
8,709	Pandora A/S	615,565
31,534	Persimmon PLC	462,184
10,478	Puma SE	633,323
99,601	Qantas Airways Ltd(b)	403,157
541	Rational AG	321,259
21,651	Reece Ltd(c)	206,956
19,780	Renault SA(b)	660,029
236,800	Sands China Ltd(b)	776,758
2,611	SEB SA(c)	219,066
38,800	Sekisui Chemical Co Ltd	540,806
62,300	Sekisui House Ltd	1,104,521
26,500	Sharp Corp(c)	190,351
7,300	Shimano Inc	1,153,538
139,900	Singapore Airlines Ltd(c)	577,629
8,706	Sodexo SA	832,974
127,500	Sony Group Corp	9,718,256
220,430	Stellantis NV	3,129,778
63,300	Subaru Corp	958,367
113,900	Sumitomo Corp	1,893,370
69,700	Sumitomo Electric Industries Ltd	787,502
37,200	Suzuki Motor Corp	1,191,417
7,933	Swatch Group AG	1,074,330
375,238	Taylor Wimpey PLC	459,330

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
Consumer, Cyclical — (continued)
11,200	Toho Co Ltd	$ 431,714
14,200	Toyota Industries Corp	771,425
1,071,575	Toyota Motor Corp	14,619,010
20,600	Toyota Tsusho Corp	757,758
72,932	Universal Music Group NV(c)	1,763,685
18,500	USS Co Ltd	293,541
21,617	Valeo	386,248
3,005	Volkswagen AG	471,410
22,024	Volvo AB Class A	418,154
153,986	Volvo AB Class B	2,781,541
61,940	Volvo Car AB Class B(b)(c)	282,039
10,500	Welcia Holdings Co Ltd	244,758
114,579	Wesfarmers Ltd	3,573,416
19,515	Whitbread PLC	603,144
14,500	Yamaha Corp	538,063
30,700	Yamaha Motor Co Ltd(c)	693,859
23,378	Zalando SE(a)(b)	823,015
		182,106,866
Consumer, Non-Cyclical — 25.81%
16,201	Adecco Group AG	532,930
2,174	Adyen NV(a)(b)	3,018,044
66,200	Aeon Co Ltd	1,397,845
46,300	Ajinomoto Co Inc	1,415,083
50,362	Alcon Inc	3,455,788
45,036	Amadeus IT Group SA(b)	2,336,359
13,136	Amplifon SpA(c)	392,237
87,766	Anheuser-Busch InBev SA(c)	5,286,212
5,535	Argenx SE(b)(c)	2,077,865
46,500	Asahi Group Holdings Ltd	1,447,434
23,700	Asahi Intecc Co Ltd	386,601
44,145	Ashtead Group PLC	2,507,129
34,163	Associated British Foods PLC	647,486
184,500	Astellas Pharma Inc	2,805,439
156,571	AstraZeneca PLC	21,183,418
3,549	Bachem Holding AG(c)	307,948
343	Barry Callebaut AG	677,340
99,268	Bayer AG	5,109,315
10,026	Beiersdorf AG	1,145,685
4,296	BioMerieux	451,352
143,256	Brambles Ltd	1,174,788
215,970	British American Tobacco PLC	8,542,115
164,000	Budweiser Brewing Co APAC Ltd(a)(c)	512,663
28,597	Bureau Veritas SA	753,642
3,973	Carl Zeiss Meditec AG	499,380
9,798	Carlsberg AS Class B	1,299,675
57,930	Carrefour SA(c)	968,931
116	Chocoladefabriken Lindt & Spruengli AG	2,201,672
67,700	Chugai Pharmaceutical Co Ltd	1,726,808
270,924	CK Hutchison Holdings Ltd	1,623,066
21,146	Coca-Cola Europacific Partners PLC	1,167,833
20,837	Coca-Cola HBC AG	492,439
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
6,483	Cochlear Ltd	$ 895,352
135,227	Coles Group Ltd	1,532,885
12,029	Coloplast A/S Class B	1,409,230
48,674	CSL Ltd	9,491,158
24,200	Dai Nippon Printing Co Ltd	486,168
177,000	Daiichi Sankyo Co Ltd	5,697,044
64,830	Danone SA	3,416,900
53,140	Davide Campari-Milano NV(c)	539,491
10,031	Demant A/S(b)(c)	279,722
230,084	Diageo PLC	10,069,878
2,582	DiaSorin SpA(c)	361,287
25,253	Edenred	1,374,400
25,800	Eisai Co Ltd	1,701,564
138,144	Endeavour Group Ltd	601,193
29,385	EssilorLuxottica SA(c)	5,316,703
60,435	Essity AB Class B	1,582,623
13,204	Eurofins Scientific SE	948,020
92,404	Experian PLC	3,128,472
56,321	Fisher & Paykel Healthcare Corp Ltd	805,847
19,902	Fresenius Medical Care AG & Co KGaA	650,048
41,455	Fresenius SE & Co KGaA	1,157,913
6,725	Genmab A/S(b)	2,843,295
23,164	Getinge AB Class B	481,593
4,400	GMO Payment Gateway Inc	363,876
30,587	Grifols SA(b)(c)	353,230
410,993	GSK PLC	7,102,335
503,780	Haleon PLC(b)	1,992,969
10,275	Heineken Holding NV	793,540
26,190	Heineken NV	2,466,886
16,744	HelloFresh SE(b)	365,434
10,693	Henkel AG & Co KGaA	687,180
16,209	Hikma Pharmaceuticals PLC	301,973
21,818	IDP Education Ltd	402,090
91,176	Imperial Brands PLC	2,270,212
16,025	Intertek Group PLC	779,462
3,971	Ipsen SA	427,122
5,000	Ito En Ltd	181,970
178,452	J Sainsbury PLC	467,834
121,200	Japan Tobacco Inc(c)	2,443,420
11,040	JDE Peet's NV	319,329
29,028	Jeronimo Martins SGPS SA	628,033
48,800	Kao Corp	1,937,382
16,239	Kerry Group PLC Class A	1,466,869
25,895	Kesko OYJ Class B	572,179
14,100	Kikkoman Corp	742,176
82,900	Kirin Holdings Co Ltd(c)	1,263,515
5,800	Kobayashi Pharmaceutical Co Ltd	397,547
15,000	Kobe Bussan Co Ltd	432,318
104,542	Koninklijke Ahold Delhaize NV	3,005,706
88,741	Koninklijke Philips NV	1,335,300
3,100	Kose Corp	336,825
25,500	Kyowa Kirin Co Ltd	584,052
23,303	Lifco AB Class B(b)	390,053
7,525	Lonza Group AG	3,693,838
24,406	L'Oreal SA	8,739,702

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
294,498	Medibank Pvt Ltd	$ 587,536
11,900	MEIJI Holdings Co Ltd	609,973
13,060	Merck KGaA	2,519,792
39,795	Mowi ASA	678,119
277,881	Nestle SA	32,097,877
57,370	Nexi SpA(a)(b)	452,874
31,600	Nihon M&A Center Holdings Inc	388,830
4,900	Nippon Shinyaku Co Ltd	278,073
21,625	Nisshin Seifun Group Inc	271,783
6,500	Nissin Foods Holdings Co Ltd	514,764
7,190	NMC Health PLC(b)(d)	435
218,601	Novartis AG	19,782,834
167,273	Novo Nordisk A/S Class B	22,718,277
59,131	Ocado Group PLC(b)(c)	438,790
125,200	Olympus Corp	2,208,226
37,700	Ono Pharmaceutical Co Ltd	881,184
10,898	Orion OYJ Class B	597,460
80,314	Orkla ASA	579,653
39,400	Otsuka Holdings Co Ltd(c)	1,284,942
20,852	Pernod Ricard SA	4,102,046
18,600	Persol Holdings Co Ltd	395,617
23,535	QIAGEN NV(b)	1,183,113
17,767	Ramsay Health Care Ltd	780,170
12,100	Randstad NV(c)	739,337
72,309	Reckitt Benckiser Group PLC	5,010,480
10,740	Recordati Industria Chimica e Farmaceutica SpA	446,437
145,700	Recruit Holdings Co Ltd	4,560,698
193,969	RELX PLC	5,360,544
2,408	Remy Cointreau SA	406,020
255,277	Rentokil Initial PLC	1,567,753
70,993	Roche Holding AG	22,308,667
2,688	Roche Holding AG(c)	1,041,590
6,139	Salmar ASA	240,749
115,265	Sanofi	11,114,570
2,721	Sartorius Stedim Biotech	884,235
21,000	Secom Co Ltd	1,198,215
52,617	Securitas AB Class B(c)	439,060
77,000	Seven & i Holdings Co Ltd	3,299,941
636	SGS SA	1,481,460
27,000	Shionogi & Co Ltd	1,347,115
41,000	Shiseido Co Ltd	2,009,563
28,480	Siemens Healthineers AG(a)	1,420,624
86,053	Smith & Nephew PLC	1,148,711
47,472	Sonic Healthcare Ltd	966,105
5,420	Sonova Holding AG	1,287,243
11,315	Straumann Holding AG	1,297,504
14,300	Suntory Beverage & Food Ltd(c)	486,946
18,737	Swedish Orphan Biovitrum AB(b)	387,799
16,400	Sysmex Corp	990,078
151,952	Takeda Pharmaceutical Co Ltd	4,747,998
66,300	Terumo Corp	1,879,644
740,616	Tesco PLC	1,994,983
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
110,590	Teva Pharmaceutical Industries Ltd Sponsored ADR(b)	$ 1,008,581
28,800	TOPPAN Inc	425,304
313,625	Transurban Group	2,759,232
68,936	Treasury Wine Estates Ltd	636,860
12,427	UCB SA	979,164
41,100	Unicharm Corp	1,573,564
257,198	Unilever PLC	12,983,883
848,145	WH Group Ltd(a)	494,671
195,700	Wilmar International Ltd	609,679
123,789	Woolworths Group Ltd	2,826,779
23,669	Worldline SA(a)(b)	926,933
12,600	Yakult Honsha Co Ltd	820,230
		379,020,982
Diversified — 0.08%
15,379	Jardine Matheson Holdings Ltd	784,329
48,500	Swire Pacific Ltd Class A	425,145
		1,209,474
Energy — 5.11%
31,618	Aker BP ASA	982,779
25,749	Ampol Ltd	494,960
116,307	APA Group	850,136
1,901,282	BP PLC	10,969,185
7,111	Corp ACCIONA Energias Renovables SA	274,773
9,267	DCC PLC	455,567
307,850	ENEOS Holdings Inc	1,048,357
251,265	Eni SpA	3,572,842
95,600	Equinor ASA	3,435,890
48,065	Galp Energia SGPS SA(c)	648,425
22,456	Idemitsu Kosan Co Ltd	525,731
103,900	Inpex Corp(c)	1,116,449
43,033	Neste OYJ	1,984,545
14,338	OMV AG	737,558
141,665	Repsol SA	2,254,853
316,597	Santos Ltd	1,557,088
734,042	Shell PLC	20,688,898
251,417	TotalEnergies SE(c)	15,782,192
103,182	Vestas Wind Systems A/S	3,009,887
191,860	Woodside Energy Group Ltd	4,646,512
		75,036,627
Financial — 20.78%
98,648	3i Group PLC	1,590,345
38,940	ABN AMRO Bank NV(a)	539,238
226,326	abrdn PLC	514,169
19,287	Admiral Group PLC	494,885
177,025	Aegon NV	896,924
13,125	AerCap Holdings NV(b)	765,450
15,569	Ageas SA	690,824
1,205,800	AIA Group Ltd	13,316,122
116,983	AIB Group PLC	449,027
41,272	Allianz SE	8,813,926

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
Financial — (continued)
6,454	Amundi SA(a)	$ 365,998
308,486	ANZ Group Holdings Ltd(b)	4,969,381
112,751	Aroundtown SA(c)	262,644
113,543	Assicurazioni Generali SpA	2,019,073
20,141	ASX Ltd	927,620
282,253	Aviva PLC	1,496,921
188,863	AXA SA	5,260,861
4,568	Azrieli Group Ltd	304,632
4,695	Baloise Holding AG	724,001
613,071	Banco Bilbao Vizcaya Argentaria SA(c)	3,692,679
1,696,983	Banco Santander SA	5,074,159
127,949	Bank Hapoalim BM	1,152,043
155,551	Bank Leumi Le-Israel BM	1,295,554
109,435	Bank of Ireland Group PLC	1,042,837
3,271	Banque Cantonale Vaudoise	313,613
1,618,964	Barclays PLC	3,080,212
112,250	BNP Paribas SA	6,391,401
371,500	BOC Hong Kong Holdings Ltd	1,261,167
90,342	British Land Co PLC REIT	428,816
451,779	CaixaBank SA	1,771,324
336,140	CapitaLand Ascendas REIT	688,439
517,204	CapitaLand Integrated Commercial Trust REIT(b)	788,846
255,357	Capitaland Investment Ltd	705,728
50,000	Chiba Bank Ltd	364,807
205,924	CK Asset Holdings Ltd	1,262,968
105,963	Commerzbank AG(b)	990,710
171,932	Commonwealth Bank of Australia	11,941,528
102,800	Concordia Financial Group Ltd	429,234
5,265	Covivio REIT	312,522
120,831	Credit Agricole SA	1,271,059
359,610	Credit Suisse Group AG	1,073,597
100,200	Dai-ichi Life Holdings Inc	2,262,854
5,800	Daito Trust Construction Co Ltd	593,821
226	Daiwa House Investment Corp REIT	503,903
134,400	Daiwa Securities Group Inc	593,887
68,789	Danske Bank A/S	1,356,733
182,976	DBS Group Holdings Ltd	4,631,416
205,963	Deutsche Bank AG	2,315,339
19,101	Deutsche Boerse AG	3,288,993
115,015	Dexus REIT	603,837
95,256	DNB Bank ASA	1,881,318
31,883	EQT AB	677,363
34,415	Erste Group Bank AG	1,101,112
203,400	ESR Group Ltd(a)(c)	425,217
4,407	Eurazeo SE	274,368
8,195	Euronext NV(a)	606,684
10,577	EXOR NV	774,385
66,859	Fastighets AB Balder Class B(b)(c)	312,050
62,912	FinecoBank Banca Fineco SpA(c)	1,044,720
5,800	Futu Holdings Ltd ADR(b)	235,770
Shares		Fair Value
Financial — (continued)
4,754	Gecina SA REIT	$ 484,336
20,580	Gjensidige Forsikring ASA	403,656
399	GLP J-REIT(b)	459,520
173,940	Goodman Group REIT	2,045,599
195,052	GPT Group REIT	556,291
10,481	Groupe Bruxelles Lambert NV	837,615
212,000	Hang Lung Properties Ltd	412,978
76,000	Hang Seng Bank Ltd	1,260,570
6,030	Hannover Rueck SE	1,189,761
38,041	Hargreaves Lansdown PLC	391,655
149,830	Henderson Land Development Co Ltd	521,589
121,612	Hong Kong Exchanges & Clearing Ltd	5,225,699
118,800	Hongkong Land Holdings Ltd	546,577
2,017,709	HSBC Holdings PLC	12,502,466
41,200	Hulic Co Ltd(b)(c)	323,525
14,606	Industrivarden AB Class A	355,263
15,361	Industrivarden AB Class C(b)	372,696
380,659	ING Groep NV	4,636,853
240,182	Insurance Australia Group Ltd(b)	772,107
1,688,093	Intesa Sanpaolo SpA	3,739,808
49,703	Investor AB Class A	924,709
183,397	Investor AB Class B	3,319,661
118,785	Israel Discount Bank Ltd Class A	623,612
48,400	Japan Exchange Group Inc	697,579
748	Japan Metropolitan Fund Invest REIT	595,045
43,400	Japan Post Bank Co Ltd	372,066
243,000	Japan Post Holdings Co Ltd	2,044,592
21,300	Japan Post Insurance Co Ltd	374,606
130	Japan Real Estate Investment Corp REIT	570,998
21,408	Julius Baer Group Ltd	1,245,970
25,441	KBC Group NV	1,638,021
24,222	Kinnevik AB Class B(b)	333,396
21,901	Klepierre SA REIT	505,487
8,148	L E Lundbergforetagen AB Class B	347,376
76,106	Land Securities Group PLC REIT	568,420
7,789	LEG Immobilien SE	507,987
613,515	Legal & General Group PLC	1,838,672
220,320	Link REIT	1,612,156
6,879,296	Lloyds Banking Group PLC	3,753,731
32,876	London Stock Exchange Group PLC	2,823,967
264,178	M&G PLC	597,219
37,099	Macquarie Group Ltd	4,188,055
337,538	Mapletree Logistics Trust REIT	401,370
243,500	Mapletree Pan Asia Commercial Trust REIT	304,239
58,178	Mediobanca Banca di Credito Finanziario SpA	559,034
431,682	Melrose Industries PLC	695,229
403,433	Mirvac Group REIT	583,656

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
Financial — (continued)
116,700	Mitsubishi Estate Co Ltd	$ 1,511,682
71,100	Mitsubishi HC Capital Inc	349,709
1,207,900	Mitsubishi UFJ Financial Group Inc(c)	8,109,136
90,200	Mitsui Fudosan Co Ltd	1,648,583
16,462	Mizrahi Tefahot Bank Ltd(b)	531,315
241,310	Mizuho Financial Group Inc	3,399,646
45,200	MS&AD Insurance Group Holdings Inc	1,445,036
14,157	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,579,359
320,010	National Australia Bank Ltd	6,497,367
529,938	NatWest Group PLC	1,689,465
156,108	New World Development Co Ltd(c)	437,911
147	Nippon Building Fund Inc REIT(c)	657,356
230	Nippon Prologis REIT Inc	539,253
27,895	NN Group NV	1,140,683
285,500	Nomura Holdings Inc	1,057,913
13,500	Nomura Real Estate Holdings Inc	288,668
435	Nomura Real Estate Master Fund Inc REIT	538,918
337,670	Nordea Bank Abp	3,617,106
121,100	ORIX Corp	1,938,406
340,985	Oversea-Chinese Banking Corp Ltd	3,101,613
2,287	Partners Group Holding AG	2,025,101
80,745	Phoenix Group Holdings PLC	591,305
277,810	Prudential PLC	3,786,360
147,736	QBE Insurance Group Ltd	1,340,218
5,651	REA Group Ltd	424,993
217,400	Resona Holdings Inc	1,194,052
18,139	Sagax AB Class B	412,123
48,076	Sampo OYJ Class A	2,510,977
26,740	SBI Holdings Inc	509,471
541,405	Scentre Group REIT	1,053,879
79,199	Schroders PLC	416,057
118,096	Segro PLC REIT	1,087,652
48,200	Shizuoka Financial Group Inc(b)	386,251
91,600	Singapore Exchange Ltd	612,519
370,135	Sino Land Co Ltd	461,664
162,321	Skandinaviska Enskilda Banken AB Class A	1,868,781
80,628	Societe Generale SA	2,022,438
1,613	Sofina SA(c)	356,155
31,150	Sompo Holdings Inc	1,378,173
52,407	St James's Place PLC	690,065
255,573	Standard Chartered PLC	1,905,593
246,788	Stockland REIT(b)	607,805
132,000	Sumitomo Mitsui Financial Group Inc	5,310,682
34,986	Sumitomo Mitsui Trust Holdings Inc	1,220,855
29,800	Sumitomo Realty & Development Co Ltd	702,325
148,000	Sun Hung Kai Properties Ltd	2,021,587
Shares		Fair Value
Financial — (continued)
123,553	Suncorp Group Ltd	$ 1,006,812
144,286	Svenska Handelsbanken AB Class A	1,452,671
92,141	Swedbank AB Class A	1,567,232
114,400	Swire Properties Ltd	289,763
3,132	Swiss Life Holding AG	1,614,417
7,446	Swiss Prime Site AG	645,366
30,745	Swiss Re AG	2,874,700
54,500	T&D Holdings Inc	780,154
185,100	Tokio Marine Holdings Inc	3,954,179
35,337	Tryg A/S(c)	839,804
338,348	UBS Group AG	6,288,612
12,019	Unibail-Rodamco-Westfield REIT(b)(c)	628,305
192,901	UniCredit SpA	2,737,171
120,406	United Overseas Bank Ltd	2,758,001
50,906	UOL Group Ltd(b)	255,944
418,602	Vicinity Ltd REIT	565,239
73,507	Vonovia SE	1,731,556
15,258	Warehouses De Pauw CVA REIT	437,091
23,153	Washington H Soul Pattinson & Co Ltd(b)	434,382
2,952	Wendel SE	275,742
353,772	Westpac Banking Corp	5,600,753
165,300	Wharf Real Estate Investment Co Ltd	962,730
15,204	Zurich Insurance Group AG	7,268,688
		305,229,989
Industrial — 12.83%
158,823	ABB Ltd	4,840,531
2,536	Acciona SA	466,703
22,298	ACS Actividades de Construccion y Servicios SA(c)	638,026
7,306	Aena SME SA(a)(b)	915,865
3,115	Aeroports de Paris(b)(c)	417,320
19,700	AGC Inc(c)	653,759
59,727	Airbus SE	7,101,664
30,499	Alfa Laval AB	882,255
32,194	Alstom SA(c)	787,676
299	AP Moller - Maersk A/S Class A	658,954
501	AP Moller - Maersk A/S Class B	1,121,541
101,172	Assa Abloy AB Class B	2,176,135
270,175	Atlas Copco AB Class A(b)	3,201,141
158,801	Atlas Copco AB Class B	1,694,351
126,746	Auckland International Airport Ltd(b)	628,609
188,256	Aurizon Holdings Ltd	476,936
12,700	Azbil Corp	318,862
315,678	BAE Systems PLC	3,259,704
22,071	Bouygues SA	661,946
25,300	Brother Industries Ltd	382,376
54,329	Cellnex Telecom SA(a)	1,802,154
14,600	Central Japan Railway Co	1,792,583
49,453	Cie de Saint-Gobain	2,419,274

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
Industrial — (continued)
69,000	CK Infrastructure Holdings Ltd	$ 360,045
104,866	CNH Industrial NV	1,682,254
76,011	CRH PLC	3,022,960
10,400	Daifuku Co Ltd	484,787
25,100	Daikin Industries Ltd	3,808,011
2,742	Dassault Aviation SA	465,023
100,160	Deutsche Post AG	3,748,642
3,000	Disco Corp	855,063
19,081	DSV A/S	3,017,416
31,100	East Japan Railway Co	1,771,392
8,155	Eiffage SA	802,157
2,866	Elbit Systems Ltd	466,103
68,086	Epiroc AB Class A	1,239,785
40,252	Epiroc AB Class B	647,542
19,300	FANUC Corp	2,888,179
48,435	Ferrovial SA(b)	1,268,148
12,500	Fuji Electric Co Ltd	471,741
15,774	GEA Group AG	641,488
3,675	Geberit AG	1,734,896
42,841	Getlink SE	686,017
36,873	Halma PLC	877,911
21,900	Hankyu Hanshin Holdings Inc(b)	648,845
14,962	HeidelbergCement AG	847,820
196,399	Hexagon AB Class B	2,059,262
3,079	Hirose Electric Co Ltd	386,172
11,500	Hitachi Construction Machinery Co Ltd	256,294
97,800	Hitachi Ltd	4,920,932
56,598	Holcim AG	2,929,699
36,300	Hoya Corp	3,476,763
46,690	Husqvarna AB Class B	327,924
12,000	Ibiden Co Ltd	432,750
29,219	Indutrade AB	592,547
32,200	Infrastrutture Wireless Italiane SpA(a)(c)	324,839
16,578	Investment AB Latour Class B(c)	313,522
46,956	James Hardie Industries PLC	845,129
19,600	JSR Corp	383,793
39,900	Kajima Corp	464,329
10,700	Keio Corp	391,938
13,000	Keisei Electric Railway Co Ltd	369,346
142,200	Keppel Corp Ltd	771,176
19,560	Keyence Corp	7,594,068
15,253	Kingspan Group PLC	825,854
18,400	Kintetsu Group Holdings Co Ltd	607,500
7,161	Knorr-Bremse AG	389,574
91,800	Komatsu Ltd	1,984,177
34,189	Kone OYJ Class B	1,770,018
8,154	Kongsberg Gruppen ASA	347,065
101,600	Kubota Corp(c)	1,388,002
5,458	Kuehne + Nagel International AG	1,268,891
11,100	Kurita Water Industries Ltd	458,483
32,800	Kyocera Corp	1,628,083
Shares		Fair Value
Industrial — (continued)
27,196	Legrand SA	$ 2,180,614
76,347	Lendlease Corp Ltd	405,257
29,500	Lixil Corp	444,745
22,900	Makita Corp	533,460
37,300	MINEBEA MITSUMI Inc	552,640
27,000	MISUMI Group Inc	586,826
195,500	Mitsubishi Electric Corp	1,937,198
31,600	Mitsubishi Heavy Industries Ltd	1,248,723
35,600	Mitsui OSK Lines Ltd	889,567
151,202	MTR Corp Ltd	799,685
5,519	MTU Aero Engines AG	1,187,327
57,300	Murata Manufacturing Co Ltd	2,825,760
149,352	Nibe Industrier AB Class B	1,394,019
44,500	Nidec Corp	2,289,932
8,000	Nippon Express Holdings Inc	456,876
48,400	Nippon Yusen KK	1,141,303
69,400	Obayashi Corp(c)	524,219
31,500	Odakyu Electric Railway Co Ltd	407,939
18,500	Omron Corp	894,064
48,062	Orica Ltd	491,407
51,868	Poste Italiane SpA(a)	506,047
25,245	Prysmian SpA	937,988
4,364	Rheinmetall AG	868,765
798	ROCKWOOL A/S Class B	186,814
860,076	Rolls-Royce Holdings PLC(b)	960,585
34,537	Safran SA	4,325,881
107,984	Sandvik AB	1,951,442
6,527	Schindler Holding AG	1,207,730
54,821	Schneider Electric SE	7,698,739
27,900	SG Holdings Co Ltd	386,853
25,300	Shimadzu Corp	716,240
61,400	Shimizu Corp	327,626
77,300	Siemens AG	10,655,868
43,402	Siemens Energy AG	814,920
29,257	SIG Group AG	639,300
14,758	Sika AG	3,547,871
158,400	Singapore Technologies Engineering Ltd	396,367
139,000	SITC International Holdings Co Ltd	308,085
34,544	Skanska AB Class B	547,608
37,194	SKF AB Class B(c)	568,084
5,800	SMC Corp	2,421,812
35,767	Smiths Group PLC	686,232
7,238	Spirax-Sarco Engineering PLC	924,083
17,100	Taisei Corp	551,393
38,200	TDK Corp	1,242,783
136,500	Techtronic Industries Co Ltd	1,516,084
46,584	Tenaris SA	816,974
10,782	Thales SA	1,377,598
17,600	Tobu Railway Co Ltd	410,520
50,700	Tokyu Corp	638,515
39,400	Toshiba Corp	1,369,123
14,600	TOTO Ltd	495,224
2,674	VAT Group AG(a)	734,060
30,900	Venture Corp Ltd	393,857

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
Industrial — (continued)
54,343	Vinci SA(c)	$ 5,417,271
50,990	Wartsila OYJ Abp(c)	429,949
21,700	West Japan Railway Co	942,199
181,000	Xinyi Glass Holdings Ltd	334,411
30,000	Yamato Holdings Co Ltd	475,388
23,200	Yaskawa Electric Corp	740,206
24,400	Yokogawa Electric Corp	387,252
8,773	ZIM Integrated Shipping Services Ltd(c)	150,808
		188,442,836
Technology — 5.55%
19,200	Advantest Corp	1,229,733
4,736	ASM International NV	1,201,683
41,072	ASML Holding NV	22,394,512
12,902	AVEVA Group PLC	499,245
8,667	Bechtle AG	306,362
101,000	Canon Inc(c)	2,186,051
17,800	Capcom Co Ltd	568,185
16,745	Capgemini SE	2,799,355
10,181	Check Point Software Technologies Ltd(b)	1,284,435
53,860	Computershare Ltd	948,801
4,354	CyberArk Software Ltd(b)	564,496
66,671	Dassault Systemes SE	2,397,458
71,648	Embracer Group AB(b)(c)	325,278
37,100	FUJIFILM Holdings Corp	1,855,054
19,500	Fujitsu Ltd	2,599,694
13,900	Hamamatsu Photonics KK	663,415
131,956	Infineon Technologies AG	4,010,382
9,800	Itochu Techno-Solutions Corp	227,319
12,940	Koei Tecmo Holdings Co Ltd(b)	234,040
9,800	Konami Group Corp	444,555
7,600	Lasertec Corp(b)	1,240,857
17,059	Logitech International SA(c)	1,057,819
24,400	NEC Corp	855,690
6,147	Nemetschek SE	314,273
47,200	Nexon Co Ltd(c)	1,059,674
35,369	Nomura Research Institute Ltd	840,861
62,300	NTT Data Corp	907,881
7,200	Obic Co Ltd	1,057,025
3,500	Oracle Corp Japan	227,575
12,000	Otsuka Corp(c)	378,245
121,600	Renesas Electronics Corp(b)	1,074,733
53,100	Ricoh Co Ltd	404,152
9,000	Rohm Co Ltd	645,204
99,296	Sage Group PLC	893,896
105,514	SAP SE	10,893,303
16,200	SCSK Corp	245,215
30,800	Seiko Epson Corp	448,110
9,100	Square Enix Holdings Co Ltd	422,472
68,398	STMicroelectronics NV	2,430,587
35,500	SUMCO Corp(c)	470,325
5,929	Teleperformance	1,417,414
6,795	Temenos AG	373,815
Shares		Fair Value
Technology — (continued)
22,900	TIS Inc(b)	$ 601,853
15,100	Tokyo Electron Ltd	4,436,814
11,664	Tower Semiconductor Ltd(b)	509,137
10,763	Ubisoft Entertainment SA(b)	304,063
15,196	WiseTech Global Ltd	522,628
14,392	Xero Ltd(b)	686,267
		81,459,941
Utilities — 3.28%
2,326	BKW AG(b)	318,250
61,400	Chubu Electric Power Co Inc	634,906
161,000	CLP Holdings Ltd	1,172,977
228,543	E.ON SE	2,272,168
287,754	EDP - Energias de Portugal SA	1,434,393
27,425	EDP Renovaveis SA	604,323
57,429	Electricite de France SA	737,291
3,276	Elia Group SA	465,724
25,321	Enagas SA	421,049
33,965	Endesa SA	640,121
821,830	Enel SpA(b)	4,419,904
186,111	Engie SA	2,662,511
43,033	Fortum OYJ(b)	716,672
286,000	HK Electric Investments & HK Electric Investments Ltd(a)(c)	189,103
1,111,229	Hong Kong & China Gas Co Ltd(c)	1,053,899
610,712	Iberdrola SA(b)	7,129,134
72,200	Kansai Electric Power Co Inc	701,124
66,818	Mercury NZ Ltd	236,051
133,408	Meridian Energy Ltd	443,740
369,839	National Grid PLC	4,429,567
15,485	Naturgy Energy Group SA(c)	402,439
178,927	Origin Energy Ltd	936,492
19,027	Orsted AS(a)	1,720,148
38,800	Osaka Gas Co Ltd	625,188
134,000	Power Assets Holdings Ltd	732,373
39,773	Red Electrica Corp SA	691,577
65,582	RWE AG	2,899,221
25,091	Severn Trent PLC	801,312
210,746	Snam SpA	1,021,870
108,829	SSE PLC	2,237,637
138,508	Terna - Rete Elettrica Nazionale(c)	1,022,905
153,100	Tokyo Electric Power Co Holdings Inc(b)	551,377
39,200	Tokyo Gas Co Ltd	767,528
66,592	United Utilities Group PLC	795,507
67,605	Veolia Environnement SA	1,737,066
6,506	Verbund AG	546,892
		48,172,439
TOTAL COMMON STOCK — 97.57% (Cost $1,413,556,616)		$1,432,908,989

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
PREFERRED STOCK
Consumer, Cyclical — 0.33%
6,353	Bayerische Motoren Werke AG	$ 536,136
11,286	Dr Ing hc F Porsche AG	1,138,906
15,202	Porsche Automobil Holding SE	829,052
18,880	Volkswagen AG	2,342,050
		4,846,144
Consumer, Non-Cyclical — 0.09%
17,928	Henkel AG & Co KGaA	1,242,634
Industrial — 0.06%
2,401	Sartorius AG	948,094
TOTAL PREFERRED STOCK — 0.48% (Cost $8,471,697)		$ 7,036,872
RIGHTS
Industrial — 0.00%(e)
13,981	ACS Actividades de Construccion y Servicios SA(b)(d)	18,705
TOTAL RIGHTS — 0.00%(e) (Cost $20,502)—		$ 18,705
GOVERNMENT MONEY MARKET MUTUAL FUNDS
5,530,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(f), 4.36%(g)	5,530,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.38% (Cost $5,530,000)		$ 5,530,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 4.33%
$16,431,063	Undivided interest of 15.02% in a repurchase agreement (principal amount/value $109,701,194 with a maturity value of $109,753,607) with RBC Capital Markets Corp, 4.30%, dated 12/31/22 to be repurchased at $16,431,063 on 1/3/23 collateralized by various U.S. Government Agency securities, 2.00% - 6.00%, 9/1/24 - 10/20/52, with a value of $111,895,218.(f)	16,431,063
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$16,431,063	Undivided interest of 15.13% in a repurchase agreement (principal amount/value $108,937,825 with a maturity value of $108,989,873) with Bank of America Securities Inc, 4.30%, dated 12/31/22 to be repurchased at $16,431,063 on 1/3/23 collateralized by Federal National Mortgage Association securities, 1.50% - 6.50%, 5/1/37 - 5/1/58, with a value of $111,116,581.(f)	$ 16,431,063
14,245,651	Undivided interest of 45.94% in a repurchase agreement (principal amount/value $31,116,103 with a maturity value of $31,130,831) with JP Morgan Securities, 4.26%, dated 12/31/22 to be repurchased at $14,245,651 on 1/3/23 collateralized by U.S. Treasury securities, 0.00% - 0.13%, 5/15/23 - 12/28/23, with a value of $31,738,427.(f)	14,245,651
16,431,063	Undivided interest of 54.57% in a repurchase agreement (principal amount/value $30,227,575 with a maturity value of $30,242,017) with Bank of Montreal, 4.30%, dated 12/31/22 to be repurchased at $16,431,063 on 1/3/23 collateralized by Federal National Mortgage Association securities, 1.50% - 6.50%, 8/1/36 - 12/1/52, with a value of $30,832,126.(f)	16,431,063
TOTAL SHORT TERM INVESTMENTS — 4.33% (Cost $63,538,840)		$ 63,538,840
TOTAL INVESTMENTS — 102.76% (Cost $1,491,117,655)		$1,509,033,406
OTHER ASSETS & LIABILITIES, NET — (2.76)%		$ (40,467,465)
TOTAL NET ASSETS — 100.00%		$1,468,565,941

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2022
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	All or a portion of the security is on loan at December 31, 2022.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Represents less than 0.005% of net assets.
(f)	Collateral received for securities on loan.
(g)	Rate shown is the 7-day yield as of December 31, 2022.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At December 31, 2022, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Depreciation
Long
MSCI EAFE Index Futures	380	USD	37,038,600	March 2023	$(233,543)
				Net Depreciation	$(233,543)
At December 31, 2022, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CGM	USD	48,019	AUD	70,644	February 13, 2023	$(171)
CGM	USD	15,082	AUD	22,177	February 24, 2023	(53)
CGM	USD	61,452	AUD	90,348	February 28, 2023	(214)
CGM	USD	18,999	AUD	27,916	March 16, 2023	(67)
CGM	USD	386,619	EUR	363,404	January 09, 2023	(2,693)
CGM	USD	19,621	GBP	16,229	February 03, 2023	(18)
CGM	USD	2,193	JPY	290,700	March 03, 2023	(41)
CGM	USD	2,535	JPY	335,920	March 06, 2023	(47)
CGM	USD	5,009	JPY	663,765	March 07, 2023	(94)
CGM	USD	9,568	JPY	1,267,350	March 09, 2023	(179)
CGM	USD	2,606	JPY	345,015	March 14, 2023	(49)
CGM	USD	12,112	JPY	1,603,100	March 15, 2023	(228)
CGM	USD	10,469	JPY	1,385,330	March 16, 2023	(197)
CGM	USD	15,146	JPY	2,002,770	March 22, 2023	(287)
CGM	USD	140,764	JPY	18,607,222	March 24, 2023	(2,654)
CGM	USD	89,190	JPY	11,783,125	March 28, 2023	(1,682)
CGM	USD	46,997	JPY	6,207,125	March 30, 2023	(887)
CGM	USD	97,055	JPY	12,816,724	March 31, 2023	(1,831)
MEL	JPY	8,000,000	USD	60,741	January 05, 2023	266
MEL	USD	2,005,720	CHF	1,976,950	January 17, 2023	(137,004)
MEL	USD	157,717	EUR	147,456	January 12, 2023	(289)
MEL	USD	1,241,603	EUR	1,270,460	January 17, 2023	(120,294)
MEL	USD	134,047	EUR	128,558	February 03, 2023	(3,939)
MEL	USD	19,444	GBP	16,148	January 03, 2023	(81)
MEL	USD	7,334	GBP	6,179	January 04, 2023	(137)
MEL	USD	12,642	GBP	10,479	January 06, 2023	(29)
MEL	USD	126,968	GBP	105,341	January 11, 2023	(428)
MEL	USD	70,997	GBP	59,801	January 12, 2023	(1,326)
MEL	USD	14,135	GBP	11,390	January 13, 2023	360
MEL	USD	8,689	GBP	6,999	January 27, 2023	221
MEL	USD	18,506	GBP	15,234	February 01, 2023	72
MEL	USD	145,501	GBP	120,073	February 02, 2023	201
MEL	USD	3,810	GBP	3,144	February 03, 2023	5
MEL	USD	150,047	ILS	528,453	January 03, 2023	(314)
MEL	USD	6,991	JPY	959,513	February 15, 2023	(367)
					Net Depreciation	$(274,475)
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2022
Counterparty Abbreviations:
CGM	Citigroup Global Markets
MEL	Mellon Capital
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
ILS	Israeli New Shekel
JPY	Japanese Yen
USD	U.S. Dollar
Summary of Investments by Country as of December 31, 2022.
Country	Fair Value	Percentage of Fund Investments
Japan	$ 314,683,509	20.85%
United Kingdom	211,233,299	14.00
France	165,627,615	10.98
Switzerland	155,507,561	10.30
Germany	115,613,914	7.66
Australia	113,213,749	7.50
United States	69,068,840	4.58
Netherlands	66,591,318	4.41
Sweden	44,666,132	2.96
Denmark	42,839,966	2.84
Hong Kong	42,483,490	2.81
Spain	35,614,418	2.36
Italy	28,154,288	1.87
Singapore	21,947,356	1.45
Finland	18,191,014	1.21
Ireland	15,215,909	1.01
Belgium	12,679,197	0.84
Norway	11,067,525	0.73
Israel	10,506,571	0.70
Luxembourg	3,427,839	0.23
New Zealand	3,410,565	0.23
Austria	2,731,032	0.18
Portugal	2,710,851	0.18
Macau	776,758	0.05
Chile	768,282	0.05
Jordan	301,973	0.02
United Arab Emirates	435	0.00
Total	$1,509,033,406	100.00%
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2022
Empower International Index Fund
ASSETS:
Investments in securities, fair value (including $65,300,515 of securities on loan)(a)	$1,445,494,566
Repurchase agreements, fair value(b)	63,538,840
Cash	29,193,644
Cash pledged on futures contracts	1,305,988
Dividends receivable	5,074,943
Subscriptions receivable	1,380,715
Receivable for investments sold	1,294,594
Unrealized appreciation on forward foreign currency contracts	1,125
Total Assets	1,547,284,415
LIABILITIES:
Payable for director fees	8,131
Payable for other accrued fees	297,786
Payable for shareholder services fees	259,752
Payable to investment adviser	302,081
Payable to custodian	161,745
Payable upon return of securities loaned	69,068,840
Redemptions payable	7,962,639
Unrealized depreciation on forward foreign currency contracts	275,600
Variation margin on futures contracts	381,900
Total Liabilities	78,718,474
NET ASSETS	$1,468,565,941
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$14,483,726
Paid-in capital in excess of par	1,447,384,334
Undistributed/accumulated earnings	6,697,881
NET ASSETS	$1,468,565,941
NET ASSETS BY CLASS
Investor Class	$835,079,035
Institutional Class	$633,486,906
CAPITAL STOCK:
Authorized
Investor Class	285,000,000
Institutional Class	300,000,000
Issued and Outstanding
Investor Class	76,158,700
Institutional Class	68,678,564
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$10.96
Institutional Class	$9.22
(a) Cost of investments	$1,427,578,815
(b) Cost of repurchase agreements	$63,538,840
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2022
Empower International Index Fund
INVESTMENT INCOME:
Interest	$231,107
Income from securities lending	308,136
Dividends	44,433,190
Foreign withholding tax	(4,668,171)
Total Income	40,304,262
EXPENSES:
Management fees	3,319,060
Shareholder services fees – Investor Class	2,589,635
Audit and tax fees	80,872
Custodian fees	450,935
Directors fees	34,044
Legal fees	10,169
Pricing fees	29,274
Registration fees	113,443
Shareholder report fees	36,494
Transfer agent fees	9,384
Other fees	15,713
Total Expenses	6,689,023
NET INVESTMENT INCOME	33,615,239
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	7,872,416
Net realized loss on futures contracts	(4,581,576)
Net realized gain on forward foreign currency contracts	639,481
Net Realized Gain	3,930,321
Net change in unrealized depreciation on investments and foreign currency translations	(240,109,456)
Net change in unrealized depreciation on futures contracts	(1,203,403)
Net change in unrealized depreciation on forward foreign currency contracts	(294,552)
Net Change in Unrealized Depreciation	(241,607,411)
Net Realized and Unrealized Loss	(237,677,090)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(204,061,851)
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2022 and December 31, 2021
Empower International Index Fund	2022	2021
OPERATIONS:
Net investment income	$33,615,239	$20,974,831
Net realized gain	3,930,321	25,141,255
Net change in unrealized appreciation (depreciation)	(241,607,411)	61,780,901
Net Increase (Decrease) in Net Assets Resulting from Operations	(204,061,851)	107,896,987
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(14,925,612)	(25,779,005)
Institutional Class	(15,819,143)	(49,944,647)
From Net Investment Income and Net Realized Gains	(30,744,755)	(75,723,652)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	546,458,905	493,750,181
Institutional Class	122,967,658	119,562,039
Shares issued in reinvestment of distributions
Investor Class	14,925,612	25,779,005
Institutional Class	15,819,143	49,944,647
Shares redeemed
Investor Class	(233,488,499)	(174,518,879)
Institutional Class	(144,705,376)	(176,129,620)
Net Increase in Net Assets Resulting from Capital Share Transactions	321,977,443	338,387,373
Total Increase in Net Assets	87,170,837	370,560,708
NET ASSETS:
Beginning of year	1,381,395,104	1,010,834,396
End of year	$1,468,565,941	$1,381,395,104
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	48,507,315	36,694,388
Institutional Class	12,981,207	10,485,342
Shares issued in reinvestment of distributions
Investor Class	1,374,005	1,944,250
Institutional Class	1,731,593	4,408,807
Shares redeemed
Investor Class	(20,872,432)	(13,221,203)
Institutional Class	(15,102,645)	(15,496,638)
Net Increase	28,619,043	24,814,946
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2022	$13.10	0.24	(2.18)	(1.94)	(0.20)	—	(0.20)	$10.96	(14.74%)
12/31/2021	$12.50	0.20	1.15	1.35	(0.29)	(0.46)	(0.75)	$13.10	10.75%
12/31/2020	$11.92	0.19	0.69	0.88	(0.19)	(0.11)	(0.30)	$12.50	7.52%
12/31/2019	$10.09	0.29	1.86	2.15	(0.28)	(0.04)	(0.32)	$11.92	21.25%
12/31/2018	$12.13	0.27	(1.95)	(1.68)	(0.22)	(0.14)	(0.36)	$10.09	(13.84%)
Institutional Class
12/31/2022	$11.06	0.25	(1.86)	(1.61)	(0.23)	—	(0.23)	$ 9.22	(14.41%)
12/31/2021	$10.61	0.24	0.96	1.20	(0.29)	(0.46)	(0.75)	$11.06	11.24%
12/31/2020	$10.16	0.21	0.57	0.78	(0.22)	(0.11)	(0.33)	$10.61	7.84%
12/31/2019	$ 8.64	0.28	1.61	1.89	(0.33)	(0.04)	(0.37)	$10.16	21.80%
12/31/2018	$10.46	0.27	(1.69)	(1.42)	(0.26)	(0.14)	(0.40)	$ 8.64	(13.56%)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(d)
Investor Class
12/31/2022	$835,079	0.65%	0.65%	2.19%	13%
12/31/2021	$617,570	0.65%	0.65%	1.49%	13%
12/31/2020	$271,563	0.65%	0.65%	1.76%	6%
12/31/2019	$197,206	0.64%	0.64%	2.57%	8%
12/31/2018	$183,743	0.65%	0.65%	2.28%	10%
Institutional Class
12/31/2022	$633,487	0.28%	0.28%	2.61%	13%
12/31/2021	$763,825	0.28%	0.28%	2.10%	13%
12/31/2020	$739,271	0.28%	0.28%	2.22%	6%
12/31/2019	$769,900	0.27%	0.27%	2.91%	8%
12/31/2018	$668,667	0.30%	0.30%	2.66%	10%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, Inc. (Empower Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Empower Funds presently consists of forty-five funds. Interests in the Empower International Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the MSCI EAFE Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures. Effective September 8, 2022, pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.

Annual Report - December 31, 2022

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Rights	Exchange traded close price, bids and evaluated bids.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2022, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector or geography classifications, as applicable, are included in the Schedule of Investments.

Annual Report - December 31, 2022

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$ —	$ 100,629,406	$ —	$ 100,629,406
Communications	2,847,805	68,752,624	—	71,600,429
Consumer, Cyclical	—	182,106,866	—	182,106,866
Consumer, Non-cyclical	2,191,694	376,828,853	435	379,020,982
Diversified	784,329	425,145	—	1,209,474
Energy	—	75,036,627	—	75,036,627
Financial	5,970,601	299,259,388	—	305,229,989
Industrial	150,808	188,292,028	—	188,442,836
Technology	1,848,931	79,611,010	—	81,459,941
Utilities	—	48,172,439	—	48,172,439
	13,794,168	1,419,114,386	435	1,432,908,989
Preferred Stock	—	7,036,872	—	7,036,872
Rights	—	—	18,705	18,705
Government Money Market Mutual Funds	5,530,000	—	—	5,530,000
Short Term Investments	—	63,538,840	—	63,538,840
Total investments, at fair value:	19,324,168	1,489,690,098	19,140	1,509,033,406
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	1,125	—	1,125
Total Assets	$ 19,324,168	$ 1,489,691,223	$ 19,140	$ 1,509,034,531
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(275,600)	—	(275,600)
Futures Contracts(a)	$ (233,543)	$ —	$ —	$ (233,543)
Total Liabilities	$ (233,543)	$ (275,600)	$ —	$ (509,143)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.

Annual Report - December 31, 2022

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2022 and 2021 were as follows:
	2022	2021
Ordinary income	$30,744,755	$30,817,265
Long-term capital gain	-	44,906,387
	$30,744,755	$75,723,652
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2022, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$2,276,990
Undistributed long-term capital gains	—
Capital loss carryforwards	(934,829)
Post-October losses	—
Net unrealized appreciation	5,355,720
Tax composition of capital	$6,697,881

Annual Report - December 31, 2022

At December 31, 2022, the Fund had capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. During the year ended December 31, 2022, the Fund did not utilize any capital loss carryforwards. Details of the capital loss carryforwards as of December 31, 2022, were as follows:
No Expiration	$(934,829)
Total	(934,829)
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2022 were as follows:
Federal tax cost of investments	$1,503,169,668
Gross unrealized appreciation on investments	213,411,435
Gross unrealized depreciation on investments	(208,055,715)
Net unrealized appreciation on investments	$5,355,720
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 364 long futures contracts and an average of 0 short futures contracts for the reporting period.

Annual Report - December 31, 2022

Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average foreign currency contracts notional amount of $5,873,337 in forward contracts for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of December 31, 2022 is as follows:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)			Net unrealized depreciation on futures contracts	$(233,543) (a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$1,125	Unrealized depreciation on forward foreign currency contracts	$(275,600)
(a)Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the year ended December 31, 2022 is as follows:
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized loss on futures contracts	$(4,581,576)	Net change in unrealized depreciation on futures contracts	$(1,203,403)
Foreign exchange contracts (forwards)	Net realized gain on forward foreign currency contracts	$ 639,481	Net change in unrealized depreciation on forward foreign currency contracts	$ (294,552)
Concentration  Risk
The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America (Empower of America). As compensation for its services to Empower Funds, the Adviser receives monthly compensation at the annual rate of 0.25% of the Fund’s average daily net assets up to $1 billion dollars, 0.20% of the Fund’s average daily net assets over $1 billion dollars and 0.15% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.

Annual Report - December 31, 2022

The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.32% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2023 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At December 31, 2022, the amounts subject to recoupment were as follows:
Expires December 31, 2023	Expires December 31, 2024	Expires December 31, 2025	Recoupment of Past Reimbursed Fees by the Adviser
$18,462	$0	$0	$0
The Adviser and Empower Funds entered into a sub-advisory agreement with Irish Life Investment Managers Limited (ILIM), an affiliate of the Adviser and Empower of America. The Adviser is responsible for compensating the Sub-Adviser for its services.
The Adviser is responsible for compensating ILIM, which receives monthly compensation for its services at the annual rate of 0.02% of the Fund's net assets.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the share class.
Empower Financial Services, Inc. (the Distributor), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Fund.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds. The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $1,258,500 for the fiscal year ended December 31, 2022.
4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $528,805,863 and $181,923,684, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2022, the Fund had securities on loan valued at $65,300,515 and received collateral as reported on the Statement of Assets and

Annual Report - December 31, 2022

Liabilities of $69,068,840 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At December 31, 2022, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2022, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Annual Report - December 31, 2022

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Empower Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Empower International Index Fund (the “Fund”), one of the funds of Empower Funds, Inc., as of December 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2023
We have served as the auditor of one or more Empower investment companies since 1982.

TAX INFORMATION (unaudited)
The Fund intends to pass through foreign tax credits of $3,455,319 and has derived gross income from sources within foreign countries amounting to $45,227,326.
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2022, 0% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Empower Funds is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Empower Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 79	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Director, Gold, Inc; Member, Colorado State Fair Board Authority; Manager, 6K Ranch, LLC; and former Director, Guaranty Bancorp	45	N/A
James A. Hillary*** 8515 East Orchard Road, Greenwood Village, CO 80111 59	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners LLC; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	45	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 63	Independent Director	Since 2017	Director, Colorado State Housing Board; and former Director, Grand Junction Housing Authority; Counseling and Education Center	45	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 68	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; and Executive Member, Sage Enterprise Holdings, LLC	45	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 79	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; and former Director, Guaranty Bancorp	45	N/A
Interested Director*****
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 39	Director, President & Chief Executive Officer	Since 2020	Senior Vice President & Head of Empower Investments, Empower, Empower of America and Empower Life & Annuity Insurance Company of New York (“Empower of NY”); President, Chief Executive Officer & Manager, ECM; formerly, Vice President, Empower Funds Investment Products and Empower Advisory Group, LLC (“EAG”)	45	N/A
Officers
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 39	Director, President & Chief Executive Officer	Since 2020	Senior Vice President & Head of Empower Investments, Empower, Empower of America and Empower of NY; President, Chief Executive Officer & Manager, ECM; formerly, Vice President, Empower Funds Investment Products and Empower Advisory Group, LLC (“EAG”)	45	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 66	Chief Compliance Officer	Since 2016	Head of Compliance, Empower Investments, Empower; Chief Compliance Officer, ECM and EAG	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 48	Chief Legal Officer & Secretary	Since 2010 (as Secretary) Since 2021 (as Chief Legal Officer)	Deputy General Counsel, Empower; Vice President and Counsel, ECM; Secretary, Empower of America; Corporate Secretary, Empower of NY; formerly, Vice President & Counsel, Empower Funds; Vice President, Counsel & Secretary, EAG & EFSI	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 47	Treasurer	Since 2016 (Assistant Treasurer) Since 2021 (as Treasurer)	Vice President, Fund Administration, Empower; Treasurer, ECM; Vice President & Treasurer, Empower Trust Company, LLC (“ETC”); formerly, Assistant Treasurer Empower Funds & ETC	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 55	Assistant Treasurer	Since 2007	Assistant Vice President, Investment Administration, Empower; Assistant Treasurer, ECM; Assistant Vice President and Assistant Treasurer, ETC	N/A	N/A
Abhijit Dande 8515 East Orchard Road, Greenwood Village, CO 80111 42	Derivatives Risk Manager	Since 2022	Assistant Vice President, Financial Risk Management, Empower; Derivatives Risk Manager, ECM	N/A	N/A
* A Director who is not an “interested person” of Empower Funds (as defined in Section 2(a)(19) of the 1940 Act, as amended) is referred to as an “Independent Director.”
** Each Director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2024. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
*** Mr. Hillary is the sole member of Resolute Capital Asset Partners LLC, which is the general partner for Resolute Capital Asset Partners Fund I LP. Goldman Sachs & Co. LLC, the clearing agent and custodian for Resolute Capital Asset Partners Fund I LP, is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Empower Core Strategies: Inflation-Protected

Securities, Empower Inflation-Protected Securities and Empower Mid Cap Value Funds; and a Sub-Adviser of the Empower Core Bond Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Empower Core Strategies: U.S. Equity, Empower International Growth and Empower Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Empower Core Strategies: U.S. Equity, Empower International Growth and Empower Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (1) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Empower International Value Fund, (2) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Virtus Fixed Income Advisers, LLC, a Sub-Adviser of the Empower Multi-Sector Bond Fund, and (3) a mutual fund advised by Lazard Asset Management LLC, a Sub-Adviser of the Empower Emerging Markets Equity Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
***** An “Interested Director” refers to a Director who is an “interested person” of Empower Funds (as defined in Section 2(a)(19) of the 1940 Act, as amended) by virtue of their affiliation with ECM.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Empower Funds and its Directors is available in the Empower Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Empower Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at https://www.greatwestinvestments.com.
Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit on Form N-PORT. Empower Funds’ Forms N-PORT are available on the Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and of the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $996,300 for fiscal year 2021 and $1,031,500 for fiscal year 2022.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $40,000 for fiscal year 2021 and $42,000 for fiscal year 2022. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2021 and $0 for fiscal year 2022.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Empower Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Empower Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Empower Funds that is responsible for the financial reporting or operations of Empower Funds was employed by those auditors and participated in any capacity in an audit of Empower Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Empower Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Empower Funds’ auditors will not provide the following non-audit services to Empower Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Empower Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the

1No pre-approval is required as to non-audit services provided to Empower Funds if: (a) the aggregate amount of all non-audit services provided to Empower Funds constitute not more than 5% of the total amount of revenues paid by Empower Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Empower Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Empower Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Empower Funds’ auditors to (a) Empower Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2021 equaled $2,255,405 and for fiscal year 2022 equaled $1,022,840.
(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Empower Funds, Empower Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Empower Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Empower Funds’ primary investment adviser.

another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
(a)  Not applicable.
ITEM 13. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is attached hereto.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
EMPOWER FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2023
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2023
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:February 23, 2023